Consolidated Statements of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	$ 1,547	₨ 132,180	₨ 111,121	₨ 113,665
Items that will not be reclassified to profit or loss in subsequent periods
Remeasurements of the defined benefit plans, net	3	274	82	(50)
Net change in fair value of investment in equity instruments measured at fair value through OCI	(41)	(3,476)	(473)	705
Items that will not be reclassified to profit or loss in subsequent periods	(38)	(3,202)	(391)	655
Foreign currency translation differences
Foreign currency translation differences	86	7,331	4,219	16,590
Reclassification of foreign currency translation differences on liquidation of subsidiaries to consolidated statement of income		(41)	(198)	(133)
Other Items that will be reclassified to profit or loss in subsequent periods
Net change in time value of option contracts designated as cash flow hedges, net of taxes	(2)	(189)	198	(180)
Net change in intrinsic value of option contracts designated as cash flow hedges, net of taxes	2	146	128	(212)
Net change in fair value of forward contracts designated as cash flow hedges, net of taxes	(9)	(745)	1,655	(2,488)
Net change in fair value of investment in debt instruments measured at fair value through OCI, net of taxes	11	963	1,516	(3,137)
Items that will be reclassified to profit or loss in subsequent periods	88	7,465	7,518	10,440
Total other comprehensive income, net of taxes	50	4,263	7,127	11,095
Total comprehensive income for the year	1,597	136,443	118,248	124,760
Total comprehensive income attributable to:
Equity holders of the Company	1,587	135,595	117,744	124,543
Non-controlling interests	10	848	504	217
Total comprehensive income for the year	$ 1,597	₨ 136,443	₨ 118,248	₨ 124,760